New accounting standards and amendments	12 Months Ended
Dec. 31, 2022
New accounting standards and amendments
New accounting standards and amendments

4.New accounting standards and amendments

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The Company is currently evaluating the impact of these standards and does not expected the impact to be material on the Company's current or future reporting periods.